Supplement Dated December 3, 2007
to the Statement of Additional Information
of each Fund listed below:

BLACKROCK BALANCED CAPITAL FUND, INC.
BLACKROCK BASIC VALUE FUND, INC.
BLACKROCK BOND FUND, INC.
BlackRock Total Return Fund
BlackRock High Income Fund
BLACKROCK CALIFORNIA MUNICIPAL SERIES TRUST
BlackRock California Insured Municipal Bond Fund
BLACKROCK COMMODITY STRATEGIES FUND
BLACKROCK DEVELOPING CAPITAL MARKETS FUND, INC.
BLACKROCK EUROFUND
BLACKROCK FOCUS TWENTY FUND, INC.
BLACKROCK FUNDAMENTAL GROWTH FUND, INC.
BLACKROCK GLOBAL ALLOCATION FUND, INC.
BLACKROCK GLOBAL DYNAMIC EQUITY FUND
BLACKROCK GLOBAL FINANCIAL SERVICES FUND, INC.
BLACKROCK GLOBAL GROWTH FUND, INC.
BLACKROCK GLOBAL SMALLCAP FUND, INC.
BLACKROCK HEALTHCARE FUND, INC.
BLACKROCK INTERNATIONAL VALUE TRUST
BlackRock International Value Fund
BLACKROCK LARGE CAP SERIES FUNDS, INC.
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BLACKROCK LATIN AMERICA FUND, INC.
BLACKROCK MID CAP VALUE OPPORTUNITIES SERIES, INC.
BlackRock Mid Cap Value Opportunities Fund
BLACKROCK MULTI-STATE MUNICIPAL SERIES TRUST
BlackRock New York Municipal Bond Fund
BLACKROCK MUNICIPAL BOND FUND, INC.
BlackRock National Municipal Fund
BlackRock Municipal Insured Fund
BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund
BLACKROCK MUNICIPAL SERIES TRUST
BlackRock Intermediate Municipal Fund
BLACKROCK PACIFIC FUND, INC.
BLACKROCK SERIES, INC.
BlackRock Small Cap Growth Fund II
BlackRock International Fund
BLACKROCK SHORT-TERM BOND SERIES, INC.
BlackRock Short-Term Bond Fund
BLACKROCK TECHNOLOGY FUND, INC.
BLACKROCK UTILITIES AND TELECOMMUNICATIONS FUND, INC.
BLACKROCK VALUE OPPORTUNITIES FUND, INC.
BLACKROCK WORLD INCOME FUND, INC.
FDP SERIES, INC.
Marsico Growth FDP Fund
MFS Research International FDP Fund
Franklin Templeton Total Return FDP Fund
Van Kampen Value FDP Fund

Effective February 1, 2008, the section entitled "Redemption of Shares - Reinstatement Privilege - Investor A Shares" of the Statement of Additional Information (Part II) of each Fund listed above is deleted in its entirety and replaced with the following:

Upon redemption of Investor A, Investor A1 or Institutional shares, you may reinvest the redemption proceeds in Investor A shares of the SAME fund without paying a front-end sales charge. This right may be exercised once a year and within 60 days of the redemption, provided that the Investor A share class of that fund is currently open to new investors or the shareholder has a current account in that closed fund. Shares will be purchased at the NAV calculated at the close of trading on the day the request is received in good order. To exercise this privilege, PFPC must receive written notification from the purchaser or from his or her broker, at the time of purchase. Investors should consult a tax adviser concerning the tax consequences of exercising this reinstatement privilege.

Code# BRSAI-SUPII1107